                     ML LIFE INSURANCE COMPANY OF NEW YORK

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
                        SUPPLEMENT DATED JANUARY 9, 2007
                                     TO THE
                                 PROSPECTUS FOR
                    MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                               (INVESTOR SERIES)
                               DATED MAY 1, 2006

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D
                        SUPPLEMENT DATED JANUARY 9, 2007
                                     TO THE
                                 PROSPECTUS FOR
                    MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                                  (IRA SERIES)
                               DATED MAY 1, 2006

This supplement updates the Prospectuses for Merrill Lynch Investor Choice Annuity(SM) (Investor Series) and Merrill Lynch Investor Choice Annuity(SM) (IRA Series) issued by ML Life Insurance Company of New York ("MLNY"). Please retain this supplement with your Prospectus for your reference.

MLNY offers a promotional program with promotional rates for XC Class Contracts issued on or after January 20, 2006 (the "promotional period"). These promotional rates only apply to XC Class Contracts issued during the promotional period and any subsequent premium payments made to these Contracts and received during the promotional period. The promotional rates are as follows:



   Tier          If the Cumulative Premium Payments Are:        The Current Bonus Percentage Is:           The Promotional Rate Is:
----------------------------------------------------------------------------------------------------------------------------------
    1            Less than or equal to $25,000                    4.5%                                           5.0%
----------------------------------------------------------------------------------------------------------------------------------
    2            Greater than $25,000 but less than or            4.5%                                           5.5%
                 equal to $125,000
----------------------------------------------------------------------------------------------------------------------------------
    3            Greater than $125,000 but less than or           4.5%                                           5.5%
                 equal to $500,000
----------------------------------------------------------------------------------------------------------------------------------
    4            Greater than $500,000 but less than or           5.5%                                           6.0%
                 equal to $1,000,000
----------------------------------------------------------------------------------------------------------------------------------
    5            Greater than $1,000,000                          5.5%                                           6.0%
----------------------------------------------------------------------------------------------------------------------------------


MLNY applies the promotional rate to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier's promotional rate. These amounts are added together to determine the bonus amount applicable to a premium payment. A premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.






101844-1206

If an initial premium payment is less than or equal to $25,000, any subsequent premium payment that results in cumulative premium payments being greater than $25,000 will be allocated to the appropriate tiers and will receive the applicable promotional bonus rates (5.5% or 6.0%), instead of 5.0%.

Once a promotional program ends, cumulative premium payments will include any premiums paid during the promotional period to determine the applicable current bonus percentage. For more information on the bonus payment and recapture, please see your Prospectus.

MLNY reserves the right to terminate or change these promotional rates or the promotional period at any time. To determine if promotional rates are still in effect, please contact the Service Center.


                                   *   *   *


If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 333-6524 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.